Intangible Assets, Goodwill and Other Long Term Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Goodwill and Other Long Term Assets [Abstract]
Schedule of Other Long Term Assets
	December 31,
	2023	2022
	U.S. Dollars in thousands

Intangible Assets and Goodwill	139,955	147,009
Long term pre-paid expenses	510	63
Total Other Long-Term Assets	$140,465	$147,072

Schedule of Composition and Movement	Composition and changes
	Intellectual property	Customer Relationships	Goodwill	Other Intangibles (1)	Total
	U.S. Dollars in thousands
Cost:
Balance as of January 1, 2023	80,103	$33,514	$30,313	$11,101	$155,031
Purchases	-	-	-	129	129
Balance as of December 31, 2023	$80,103	$33,514	$30,313	$11,230	$155,160

Accumulated amortization and impairment:
Balance as of January 1, 2023	5,853	1,855	-	314	8,022
Amortization recognized in the year	5,376	1,676	-	131	7,183
Balance as of December 31, 2023	11,229	3,531	-	444	15,204

Amortized cost at December 31, 2023	$68,874	$29,983	$30,313	$10,785	$139,955
(1)	Includes assumed contract manufacturing agreement and distribution right of certain therapeutic products to be distributed in Israel, subject to IL MOH and or EMA marketing authorization. The Company was required to make certain upfront and milestone payments on account of such distribution rights. These payments are accounted for as long-term assets through obtaining IL MOH marketing authorization and will subsequently be amortized during the expected distribution right’s useful life.

2022
	Intellectual property	Customer Relationships	Goodwill	Other Intangibles(1)	Total
	U.S. Dollars in thousands
Cost:
Balance as of January 1, 2022	80,103	33,514	30,313	10,501	154,431
Purchases	-	-	-	600	600
Balance as of December 31, 2022	$80,103	$33,514	$30,313	$11,101	$155,031

Accumulated amortization and impairment:
Balance as of January 1, 2022	477	179	-	183	839
Amortization recognized in the year	5,376	1,676	-	131	7,183
Balance as of December 31, 2022	5,853	1,855	-	314	8,022

Amortized cost at December 31, 2022	$74,250	$31,659	$30,313	$10,787	$147,009

Schedule of Amortization Expenses of Intangible Assets	Amortization expenses of intangible assets are classified in statement of profit or loss as follows:
	Year ended December 31,
	2023	2022	2021
	USD in thousands
Cost of goods sold	5,376	5,376	574
Selling and marketing expenses	1,807	1,807	265

	7,183	7,183	839

Schedule of Allocation of Goodwill to Cash-Generating Units	Allocation of goodwill to cash-generating units
	December 31,
	2023	2022
	U.S. Dollars in thousands

Proprietary	$30,313	$30,313